ACQUISITIONS AND STRATEGIC TRANSACTIONS - Schedule of Purchase Price Allocation (Details) - Novaestiq Corp $ in Thousands	Jul. 22, 2025 USD ($)
Business Combination [Line Items]
Working capital	$ (344)
Deferred tax liability	(6,482)
Intangible asset - distribution agreement	32,635
Net assets acquired	25,809
Loss on acquisition	6,233
Total purchase price	$ 32,042